ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2021
Organization Consolidation And Presentation Of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Jiayin Group Inc. (the “Parent Company”) is an exempted company incorporated with limited liabilities in the Cayman Islands under the laws of the Cayman Islands in December 2017.

The Parent Company and its subsidiaries provide online consumer finance service in the People’s Republic of China (“PRC”) by connecting institutional funding partners and individual investors with borrowers through a proprietary internet platform. The Company operates in an evolving regulatory environment and has been adjusting its business model to stay in compliance with regulatory requirements during the years presented. The Company historically has focused on connecting individual borrowers with individual investors. Since the third quarter of 2019, the Company also began to cooperate with institutional funding partners. Starting from 2020, the Company was actively expanding business in overseas markets. The Company operates lending business by using its own funds in Indonesia, Mexico and Nigeria to extend small credit loans to individual borrowers.

History of the Company

The Company began the operations mainly through its PRC entities in 2015. In September 2015, Shanghai Jiayin Finance Technology Co., Ltd (“Jiayin Finance”) formed a wholly-owned subsidiary Shanghai Wuxingjia Information Technology Co., Ltd. (“Shanghai Wuxingjia”) (formerly known as (“Shanghai Niwodai Internet Finance Information Services Co., Ltd. ”) to develop online consumer finance service.

In September 2015, Shanghai Caiyin Asset Management Co., Ltd (“Shanghai Caiyin”) was established by Mr. Yan (the “ Founder”) to provide the guarantee services to the loans facilitated through Shanghai Wuxingjia. Shanghai Caiyin deemed as the variable interest entity (see Note 2(b)) of the Company started from 2015 to 2019, provided the guarantee service to the loans funded by individual investors facilitated through Shanghai Wuxingjia. Such guarantee service was ceased since April 28, 2018.

In December 2017, the Parent Company was incorporated by the same shareholders of Jiayin Finance in Cayman Island in connection with a group reorganization (“Reorganization”). As PRC laws and regulations prohibit and restrict foreign ownership of internet value-added businesses, the Parent Company established, through a BVI and a Hong Kong intermediary company, a wholly-owned foreign invested subsidiary in the PRC, Shanghai Kunjia Technology Co., Ltd. (“Shanghai Kunjia” or “WFOE”) in June 2018.

WFOE entered into a series of contractual arrangements (Note 2(b)) in June 2018 with Jiayin Finance (the “VIE”) and the shareholders of the VIE. The series of contractual agreements include Power of Attorney Agreement, Exclusive Purchase Agreement, Exclusive Consultation and Service Agreement, and Equity Pledge Agreement. The Company believes that these contractual agreements would enable WFOE to (1) have power to direct the activities that most significantly affect the economic performance of the VIE and its subsidiary and (2) receive the economic benefits of the VIE and its subsidiary that could be significant to them. Accordingly, the Company believes that WFOE is the primary beneficiary of the VIE and its subsidiary.

The Company considered the Reorganization as a reorganization of entities under common control. Accordingly, the accompanying financial statements have been prepared using historical cost basis as if the reorganization had occurred at the beginning of the first period presented. The share and per share data relating to the ordinary shares issued by Jiayin Group Inc. are presented as if the Reorganization occurred at the beginning of the first period presented.

IPO

On May 10, 2019, the Company completed its IPO on the NASDAQ Global Market. In this offering, 4,025,000 American depositary shares (“ADSs”), representing 16,100,000 Class A ordinary shares, were issued at a price of US$10.50 per ADS. The aggregate proceeds received by the Company from the IPO, net of issuance costs, were approximately RMB234,354. All classes of ordinary shares are entitled to the same dividend right. All of the Class B ordinary shares were held by the Founder of the Company.

Business transformation

On July 3, 2019, the Company established a wholly owned subsidiary, Geerong Yunke Information Technology Co., Ltd. (“Geerong Yunke”). On September 10, 2019, Geerong Yunke conducted a business combination under common control with Geerong Yun (Shanghai) Enterprise Development Co., Ltd. (formerly known as “Jirongyun (Shanghai) Enterprise Development Co., Ltd”, “Geerong Yun”) as both the Geerong Yunke and Geerong Yun were controlled by Mr. Yan. The combination has been retrospectively reflected in the financial statements from the beginning of 2019, but not to prior periods as the impact was not material.

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES - continued

In September 2019, as part of the business transformation of the Company, Shanghai Wuxingjia and Shanghai Caiyin entered into an amendment agreement. Pursuant to this amendment agreement, Shanghai Wuxingjia no longer had the rights to adjust the charge rate of guarantee services for Shanghai Caiyin, to collect the residual economic benefits from the guarantee services provided by Shanghai Caiyin, or to terminate the guarantee service agreement at any time. As a result of such revision, Shanghai Wuxingjia lost power to direct the activities that most significantly affect the economic performance of Shanghai Caiyin and no economic benefits of Shanghai Caiyin would be received by Shanghai Wuxingjia. Therefore, starting from September 1, 2019, Shanghai Wuxingjia was no longer considered as the primary beneficiary of Shanghai Caiyin and Shanghai Caiyin was deconsolidated by the Company.

As of December 31, 2021 the Parent Company’s significant subsidiaries and its consolidated VIEs are as follows:

Name	Date of incorporation/ establishment or acquisition	Place of incorporation/ establishment	Percentage of direct or indirect ownership	Principal activities
Subsidiaries
Jiayin Holdings Limited	January 2018	BVI	100%	Investment Holding
Geerong (HK) Limited (formerly known as “Jiayin (HK) Limited”)	January 2018	Hong Kong	100%	Investment Holding
Jiayin Southeast Asia Holdings Limited	February 2018	BVI	100%	Investment Holding
Shanghai Kunjia Technology Co., Ltd.	June 2018	Shanghai	100%	Investment Holding
Geerong Yunke Information Technology Co., Ltd.	July 2019	Shanghai	100%	Technology development and consumer finance services
Geerong Yun (Shanghai) Enterprise Development Co., Ltd.	September 2019	Shanghai	100%	Technology development and consumer finance services
Shanghai Chuangzhen Software Co., Ltd.	April 2020	Shanghai	100%	Technology service
PT. Jayindo Fintek Pratama	April 2020	Indonesia	85%	Lending business

VIEs
Shanghai Jiayin Finance Technology Co., Ltd.	June 2015	Shanghai	100%	Technology service
Shanghai Wuxingjia Information Technology Co., Ltd. ( formerly known as "Shanghai Niwodai Internet Finance Information Services Co., Ltd.")	September 2015	Shanghai	100%	Technology development and consumer finance services
Shanghai Jiajie Internet Finance Information Services Co., Ltd.	July 2019	Shanghai	100%	Technology development and consumer finance services
Jiayin Shuke Information Technology Co., Ltd.	January 2021	Shanghai	100%	Technology service